DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE 1 - DESCRIPTION OF THE PLAN

The following description of the Powerfleet, Inc. 401(k) Plan (formerly I.D. Systems, Inc. 401(k) Plan) (the “Plan”) provides only general information. Participants should refer to the Plan document for the Plan’s provisions.

General

The Plan was originally established by I.D. Systems, Inc. (“I.D. Systems”) in 1998 for the purpose of providing retirement benefits for eligible employees of I.D. Systems. The Plan is a defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Trustee of the Plan assets is ADP Retirement Trust Services (the “Trustee”). The named fiduciary for the administration of the Plan is the Director of Human Resources (the “Plan Administrator”).

On October 3, 2019, I.D. Systems became a wholly owned subsidiary of Powerfleet, Inc. (“Powerfleet”), as a result of the acquisition of Pointer Telocation Ltd. (the “Transactions”). Following the completion of the Transactions, employees of I.D. Systems and Powerfleet were eligible to participate in the Plan. Unless otherwise indicated or the context otherwise requires, all references to the “Company” mean Powerfleet and its subsidiaries.

Effective January 1, 2025, the Plan name was changed to the Powerfleet, Inc. 401(k) Plan.

Effective April 1, 2025, the MiX Telematics North America Inc. 401(k) Profit Sharing Plan merged with the Plan, which added approximately 70 participants and $3,710,053 to the Plan.

Effective July 1, 2025, the Fleet Complete 401(k) Plan merged with the Plan, which added 14 participants and $609,682 to the Plan.

Employer contributions from the mergers will be funded to a frozen employer contribution source in the Plan which shall be 100% vested.

Investments

Participants may direct the investment of their contributions and employer matching contributions into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. The Plan offers a money market mutual fund, mutual funds, inflation protection mutual fund, Powerfleet common stock, and a self-directed brokerage account feature that includes individual stocks, exchange-traded funds, fixed income securities and mutual funds through Charles Schwab & Co. All investments are participant-directed.

Participants may invest in the Powerfleet Stock Fund, which is comprised of a cash component and Powerfleet common stock.

Contributions

Participants in the Plan may elect to defer and contribute from 1% to 90% of their annual eligible compensation, as defined by the Plan, not to exceed dollar limitations that are set by law. Participants aged 50 or older may elect to defer and contribute additional amounts to the Plan up to a maximum that is set by law. Participants may also contribute (rollover) amounts representing distributions from other qualified defined benefit or qualified defined contribution plans.

The Plan includes an auto-enrollment provision whereby all newly eligible participants are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation.

The Company may contribute to the Plan a matching contribution and employer discretionary contribution. The matching contribution is equal to 100% of the participant’s elective deferrals that do not exceed 3% of the participant’s eligible compensation. Matching contributions are subject to vesting requirements. For the plan year ended December 31, 2025, the Company’s matching contributions were $487,618. There were no employer discretionary contributions for the plan year ended December 31, 2025.

Participant Accounts

Each participant account is credited with the participant’s share of any employer contributions, any contributions made by the participant, and the participant’s share of any investment earnings (losses) and increases (decreases) in the value of investments. All reasonable costs and expenses incurred by the Plan Administrator and the Trustee in administering the Plan are charged against the accounts of all participants unless the Company elects to pay such expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Participants vest in the Plan’s discretionary match portion of their accounts as follows:

Years of Vesting Service	Percentage Vested
Less than 1 year	0%
1 but less than 2 years	20%
2 but less than 3 years	40%
3 but less than 4 years	60%
4 but less than 5 years	80%
5 or more years	100%

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 and 2024

NOTE 1 - DESCRIPTION OF THE PLAN (Continued)

Notes Receivable from Participants

The Plan permits participants to borrow from their vested account balance. A participant is permitted to borrow up to 50% of his or her vested account balance, not to exceed $50,000. The minimum loan a participant may take is $1,000. All loans must be repaid in level payments on at least a quarterly basis over a five-year period unless the loan is for the purchase of a principal residence in which case the loan may be repaid within a reasonable period of time determined at the time the loan is made. The loans are secured by the balance of the participant’s vested account and bear interest at a rate commensurate with market rates.

Payment of Benefits

A participant’s vested account balance is payable upon retirement, disability, death or other termination of employment. Distributions are payable in a lump sum or in installments over a period not exceeding the participant’s life expectancy. However, if the value of a participant’s vested account is $7,000 or less, it is only payable in a lump sum.

A participant may withdraw all or a portion of his or her vested account during employment if he or she has reached age 59-1/2. A participant may withdraw his or her own contributions (but not earnings on those contributions) during employment for certain hardship reasons.

Upon the death or total permanent disability of an active participating employee, such employee’s beneficiary is entitled to the total amount of the employee’s account without penalty plus an allocation of any Company contribution relating to the year in which the death or total permanent disability occurred.

Separated participants with vested account balances exceeding $7,000 may delay the timing of the receipt of benefits subject to minimum distribution rules required by law. Participants with a balance of $7,000 or less may be paid out without the participant’s consent in a single-sum payment or by direct rollover to an individual retirement account (“IRA”) or other eligible retirement plan as soon as reasonably practicable following the date of employment termination.

Forfeited Accounts

If a participant terminates employment with the Company at a time when the participant does not have a fully vested account, the nonvested employer contributions and actual earnings thereon are forfeited. Forfeitures may be used to reduce future employer matching contributions or cover future administrative expenses. No forfeitures were used during the year ended December 31, 2025 to pay for the Plan’s expenses. Forfeitures available at December 31, 2025 and 2024 totaled $22,589 and $83,016, respectively. Forfeitures used to offset employer matching contributions during the year ended December 31, 2025, were $138,051.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and/or to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants would become fully vested with all rights to any amounts in their respective accounts.

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 and 2024